Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ 30	$ 57	$ 27
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	16,173	14,346	13,134
Realized gains (losses) on derivative hedges	(3,254)	(1,966)	(1,468)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,231)	(1,134)	(1,008)
Total securities gains (losses), net	30	57	22
Applicable income taxes	(1,554)	(1,264)	(2,161)
Net income	7,124	6,253	5,944
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(69)	(48)	(152)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	30	57	27
Other-than-temporary impairment recognized in earnings			(5)
Total securities gains (losses), net	30	57	22
Applicable income taxes	(7)	(22)	(9)
Net income	23	35	13
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	9	13	18
Applicable income taxes	(2)	(5)	(7)
Net income	7	8	11
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	5	(30)	(124)
Applicable income taxes	(2)	11	48
Net income	3	(19)	(76)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(137)	(117)	(163)
Applicable income taxes	35	45	63
Net income	$ (102)	$ (72)	$ (100)